Risk Report - Credit Risk Exposure - Sovereign Credit Risk Exposure to Certain Eurozone Countries (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Total countries [Domain Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	[1]	€ 8,322	€ 5,583
Net Notional of CDS referencing sovereign debt		(801)	(1,028)
Net sovereign exposure		7,521	4,555
Memo Item: Net fair value of CDS referencing sovereign debt	[2]	454	90
Greece [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	[1]	437	53
Net Notional of CDS referencing sovereign debt		0	(18)
Net sovereign exposure		437	35
Memo Item: Net fair value of CDS referencing sovereign debt	[2]	0	0
Ireland [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	[1]	265	334
Net Notional of CDS referencing sovereign debt		4	5
Net sovereign exposure		270	339
Memo Item: Net fair value of CDS referencing sovereign debt	[2]	2	0
Italy [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	[1]	6,170	3,627
Net Notional of CDS referencing sovereign debt		(828)	(1,089)
Net sovereign exposure		5,341	2,538
Memo Item: Net fair value of CDS referencing sovereign debt	[2]	334	58
Portugal [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	[1]	228	(204)
Net Notional of CDS referencing sovereign debt		54	82
Net sovereign exposure		281	(122)
Memo Item: Net fair value of CDS referencing sovereign debt	[2]	6	5
Spain [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	[1]	1,222	1,773
Net Notional of CDS referencing sovereign debt		(31)	(8)
Net sovereign exposure		1,191	1,766
Memo Item: Net fair value of CDS referencing sovereign debt	[2]	€ 112	€ 27

[1]	Includes sovereign debt classified as financial assets/liabilities at fair value through profit or loss and loans carried at amortized cost. Direct Sovereign exposure is net of guarantees received and collateral.
[2]	The amounts reflect the net fair value in relation to credit default swaps referencing sovereign debt of the respective country representing the counterparty credit risk.